Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2019
Registrant Name	BNY Mellon Investment Grade Funds, Inc.
Entity Central Index Key	0000889169
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 26, 2019
Document Effective Date	Nov. 29, 2019
Prospectus Date	Nov. 29, 2019
BNY Mellon Inflation Adjusted Securities Fund | Class Y
Prospectus:
Trading Symbol	DAIYX
BNY Mellon Inflation Adjusted Securities Fund | Class I
Prospectus:
Trading Symbol	DIASX
BNY Mellon Inflation Adjusted Securities Fund | Investor Shares
Prospectus:
Trading Symbol	DIAVX
Class D Prospectus | BNY Mellon Short Term Income Fund | Class D
Prospectus:
Trading Symbol	DSTIX
Class P Prospectus | BNY Mellon Short Term Income Fund | Class P
Prospectus:
Trading Symbol	DSHPX